RELATED PARTY TRANSACTIONS (Narrative) (Details)					1 Months Ended					12 Months Ended
	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 EUR (€)	Sep. 30, 2024 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Increase In annual rent	$ 1,183,000	€ 1,050,000		€ 170,560
Overhead costs			$ 97,000									$ 659,000,000
Non executive directors fees										$ 1,327,000		1,454,000	$ 2,058,000
Share-based compensation benefits										149,000		931,000
Metabolomics [Member]
Disclosure of transactions between related parties [line items]
Acquisition Consideration					$ 900,000
Consideration transferred					900,000
Extinguishment of monies owed					$ 410,000
Percentage of minority shareholding					100.00%
Metabolomics [Member] | American depositary share [Member]
Disclosure of transactions between related parties [line items]
Acquisition Consideration					$ 270,000
Consideration transferred					$ 270,000
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Accrued Bonus										$ 984,000		658,000
Mr. O'Caoimh [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable for ware house						$ 162,000	€ 144,000
Rate of rent per squre foot						$ 16,000
Mr. O'Caoimh [Member] | Additional Space [Member]
Disclosure of transactions between related parties [line items]
Annual rent payable														$ 90,000
JRJ Investments [Member]
Disclosure of transactions between related parties [line items]
Term of lease								25-year	25-year	25-year	25-year
Annual rent payable										$ 429,000	€ 381,000
Mr. O'Caoimh and Dr Walsh [Member]
Disclosure of transactions between related parties [line items]
Term of lease						10-year	10-year
Annual rent payable								$ 887,000	€ 787,000
Rate of rent per squre foot								$ 43,860
Directors [Member]
Disclosure of transactions between related parties [line items]
Non executive directors fees										118,000		114,000
Share-based compensation benefits										$ 58,000		$ 213,000
Dr. Jim Walsh [Member] | Metabolomics [Member]
Disclosure of transactions between related parties [line items]
Percentage of minority shareholding					6.00%
Value attributable to interest					$ 55,000